Schedule of investments
Delaware Floating Rate Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.25%
Cheniere Energy 144A PIK 4.875% exercise price $93.64, maturity date 5/28/21 #, >	287,849	$289,289
Total Convertible Bond (cost $290,308)		289,289

Corporate Bonds — 6.14%
Banking — 1.33%
Bank of America 3.458% 3/15/25 μ	250,000	270,694
Citigroup 4.412% 3/31/31 μ	250,000	296,591
Deutsche Bank 6.00% μ, ψ	200,000	178,500
JPMorgan Chase & Co. 5.00% μ, ψ	250,000	250,211
Morgan Stanley 1.463% (LIBOR03M + 1.22%) 5/8/24 •	250,000	253,918
Popular 6.125% 9/14/23	250,000	268,506
		1,518,420
Basic Industry — 0.20%
Freeport-McMoRan 5.45% 3/15/43	200,000	228,586
		228,586
Capital Goods — 0.29%
Bombardier 144A 7.875% 4/15/27 #	125,000	91,250
TransDigm 5.50% 11/15/27	250,000	244,212
		335,462
Communications — 0.38%
Clear Channel Worldwide Holdings 9.25% 2/15/24	125,000	108,497
Level 3 Financing 144A 4.25% 7/1/28 #	325,000	326,950
		435,447
Consumer Cyclical — 1.48%
Delta Air Lines
144A 7.00% 5/1/25 #	550,000	600,769
7.375% 1/15/26	250,000	258,658

Ford Motor 8.50% 4/21/23	500,000	552,673
L Brands
144A 6.875% 7/1/25 #	125,000	134,186
144A 9.375% 7/1/25 #	125,000	145,156
		1,691,442
Consumer Non-Cyclical — 0.76%
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	119,384
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	250,000	264,219
Surgery Center Holdings 144A 10.00% 4/15/27 #	200,000	213,875
Tenet Healthcare 6.875% 11/15/31	267,000	267,951
		865,429
NQ-215 [10/20] 12/20 (1440445)    1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 0.17%
CNX Resources 144A 7.25% 3/14/27 #	180,000	$190,129
		190,129
Financial Services — 0.39%
AerCap Holdings 5.875% 10/10/79 μ	150,000	119,011
NFP 144A 7.00% 5/15/25 #	310,000	329,181
		448,192
Insurance — 0.28%
HUB International 144A 7.00% 5/1/26 #	310,000	318,061
		318,061
Services — 0.19%
PowerTeam Services 144A 9.033% 12/4/25 #	200,000	212,625
		212,625
Technology — 0.27%
Banff Merger Sub 144A 9.75% 9/1/26 #	20,000	21,050
Boxer Parent 144A 9.125% 3/1/26 #	265,000	282,556
		303,606
Transportation — 0.40%
DAE Funding
144A 4.50% 8/1/22 #	75,000	75,563
144A 5.75% 11/15/23 #	371,000	376,101
		451,664
Total Corporate Bonds (cost $6,531,927)		6,999,063

Loan Agreements — 91.24%
A&V Holdings Midco 6.375% (LIBOR03M + 5.375%) 3/10/27 •	567,722	525,142
Acrisure Tranche B 0.036% (LIBOR01M + 0.035%) 2/15/27 •	701,592	678,351
Adevinta Tranche B 1st Lien TBD 10/22/27 X	1,350,000	1,344,938
Advantage Sales & Marketing TBD 10/31/27 X	1,170,000	1,141,725
American Airlines Tranche B 2.148% (LIBOR01M + 2.00%) 12/14/23 •	1,021,818	850,345
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	2,044,945	2,061,560
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	804,619	798,585
Array Technologies 5.00% (LIBOR03M + 4.00%) 10/14/27 •	1,226,087	1,210,761
2    NQ-215 [10/20] 12/20 (1440445)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Aruba Investments Holdings 2nd Lien TBD 10/28/28 X	825,000	$820,875
Aruba Investments TBD 10/28/27 X	825,000	820,875
AssuredPartners
3.648% (LIBOR01M + 3.50%) 2/12/27 •	824,622	797,203
5.50% (LIBOR01M + 4.50%) 2/12/27 •	447,750	446,743

AthenaHealth Tranche B 1st Lien 4.75% (LIBOR03M + 4.50%) 2/11/26 •	1,244,576	1,221,240
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	293,000	237,330
Bausch Health 3.149% (LIBOR01M + 3.00%) 6/2/25 •	725,589	709,830
Berry Global Tranche Y 2.147% (LIBOR01M + 2.00%) 7/1/26 •	269,366	260,756
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	1,699,667	1,589,189
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	1,354,731	1,317,194
BW Gas & Convenience Holdings 6.41% (LIBOR01M + 6.25%) 11/18/24 •	1,070,945	1,070,945
BWay Holding 3.479% (LIBOR03M + 3.25%) 4/3/24 •	953,365	894,376
Caesars Resort Collection Tranche B-1 4.65% (LIBOR01M + 4.50%) 7/21/25 •	1,081,000	1,048,345
Camelot US Acquisition I 4.00% (LIBOR01M + 3.00%) 10/30/26 •	900,000	888,188
Camelot US Acquisition l 3.148% (LIBOR01M + 3.00%) 10/31/26 •	975,550	954,576
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	1,066,327	1,074,325
CenturyLink Tranche B 2.398% (LIBOR01M + 2.25%) 3/15/27 •	1,100,605	1,061,583
Chemours Tranche B-2 0.019% (LIBOR01M + 0.018%) 4/3/25 •	350,514	336,493
Chobani Tranche B TBD 10/20/27 X	630,000	626,378
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	572,044	539,294
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	1,208,115	1,186,671
Conservice Midco 1st Lien 4.47% (LIBOR03M + 4.25%) 5/13/27 •	585,000	573,300
Consolidated Communications 5.75% (LIBOR03M + 4.75%) 10/2/27 •	1,425,000	1,414,313
Coral US Co-Borrower Tranche B-5 2.398% (LIBOR01M + 2.25%) 1/31/28 •	555,000	536,789
NQ-215 [10/20] 12/20 (1440445)    3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	928,034	$904,833
Crestwood Holdings 7.66% (LIBOR01M + 7.50%) 3/6/23 •	1,157,310	723,319
CSC Holdings 2.398% (LIBOR01M + 2.25%) 7/17/25 •	521,797	504,969
Cumulus Media New Holdings 4.75% (LIBOR06M + 3.75%) 3/31/26 •	1,075,266	1,018,277
Delta Air Lines
4.964% (LIBOR03M + 4.75%) 4/29/23 •	274,312	273,923
4.75% (LIBOR03M + 3.75%) 10/20/27 •	1,000,000	998,438

Digicel International Finance Tranche B 1st Lien 3.80% (LIBOR03M + 3.25%) 5/27/24 •	1,684,559	1,479,253
Dun & Bradstreet Tranche B 3.906% (LIBOR01M + 3.75%) 2/6/26 •	569,750	561,322
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 9/24/27 •	1,075,000	1,068,281
Ensemble RCM 3.964% (LIBOR03M + 3.75%) 8/3/26 •	1,237,535	1,214,331
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	1,075,000	1,099,188
ESH Hospitality 2.147% (LIBOR01M + 2.00%) 9/18/26 •	384,505	373,066
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	1,745,000	1,727,550
Frontier Communications Tranche B-1 6.00% (LIBOR03M + 2.75%) 6/17/24 •	558,829	549,888
Garda World Security Tranche B 1st Lien 4.90% (LIBOR01M + 4.75%) 10/30/26 •	593,628	592,960
Gardner Denver Tranche B-1 1.897% (LIBOR01M + 1.75%) 3/1/27 •	379,420	367,563
Genesee & Wyoming 2.22% (LIBOR03M + 2.00%) 12/30/26 •	458,695	449,664
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	1,149,968	1,128,406
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,365,000	1,324,903
Graham Packaging 4.50% (LIBOR01M + 3.75%) 8/4/27 •	850,000	843,322
Granite US Holdings Tranche B 5.47% (LIBOR03M + 5.25%) 9/30/26 •	1,011,936	951,220
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,327,110	1,325,451
HD Supply Tranche B-5 1.898% (LIBOR01M + 1.75%) 10/17/23 •	399,942	398,380
4    NQ-215 [10/20] 12/20 (1440445)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Heartland Dental 3.648% (LIBOR01M + 3.50%) 4/30/25 •	1,924,425	$1,765,660
HUB International 3.215% (LIBOR03M + 3.00%) 4/25/25 •	683,303	658,448
Informatica 2nd Lien 7.125% 2/14/25	1,750,000	1,778,438
Ingersoll-Rand Services Tranche B-1 1.898% (LIBOR01M + 1.75%) 2/28/27 •	582,075	563,885
Iron Mountain Information Management Tranche B 1.897% (LIBOR01M + 1.75%) 1/2/26 •	620,229	598,521
JBS USA LUX 2.147% (LIBOR01M + 2.00%) 5/1/26 •	1,079,769	1,057,386
LCPR Loan Financing 5.148% (LIBOR01M + 5.00%) 10/15/26 •	905,000	905,849
Logmein 1st Lien 4.889% (LIBOR01M + 4.75%) 8/31/27 •	1,765,000	1,714,256
Merrill Communications Tranche B 1st Lien 6.00% (LIBOR06M + 5.00%) 10/5/26 •	1,575,090	1,571,152
Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	1,650,000	1,624,219
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/20/27 •	1,326,000	1,351,588
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	868,139	829,073
Numericable US Tranche B-13 4.237% (LIBOR03M + 4.00%) 8/14/26 •	1,102,849	1,073,347
Ortho-Clinical Diagnostics 3.39% (LIBOR01M + 3.25%) 6/30/25 •	986,962	956,325
PG&E 5.50% (LIBOR03M + 4.50%) 6/23/25 •	1,965,075	1,954,021
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	274,313	272,598
PQ Tranche B 2.464% (LIBOR03M + 2.25%) 2/8/27 •	800,000	779,000
Pretium PKG Holdings TBD 10/29/27 X	1,750,000	1,725,938
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR01M + 3.25%) 9/23/26 •	493,102	487,212
Quikrete Holdings 1st Lien 2.648% (LIBOR01M + 2.50%) 2/1/27 •	816,825	802,361
Reynolds Group Holdings Tranche B-2 3.399% (LIBOR01M + 3.25%) 2/5/26 •	2,000,000	1,955,000
Russell Investments US Institutional Holdco 4.00% (LIBOR03M + 3.00%) 6/2/25 •	398,331	393,850
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	800,000	794,666
Scientific Games International Tranche B-5 2.975% (LIBOR01M + 2.75%) 8/14/24 •	1,461,980	1,363,638
NQ-215 [10/20] 12/20 (1440445)    5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Sinclair Television Group Tranche B 2.252% (LIBOR01M + 2.25%) 1/3/24 •	577,500	$562,581
Solenis International 1st Lien 4.256% (LIBOR03M + 4.00%) 6/26/25 •	1,116,434	1,090,617
Solenis International 2nd Lien 8.756% (LIBOR03M + 8.50%) 6/26/26 •	571,898	551,881
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/30/25 •	1,135,000	1,136,419
SS&C Technologies Tranche B-5 1.898% (LIBOR01M + 1.75%) 4/16/25 •	579,029	563,726
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	778,982	779,824
Summit Midstream Partners Holdings 7.00% (LIBOR03M + 6.00%) 5/13/22 •	1,551,402	341,308
Surf Holdings 1st Lien 3.749% (LIBOR03M + 3.50%) 3/5/27 •	1,091,221	1,057,666
Surgery Center Holdings
4.25% (LIBOR01M + 3.25%) 9/2/24 •	1,621,641	1,540,896
9.00% (LIBOR01M + 8.00%) 9/30/24 •	199,000	202,980

Tecta America 4.647% (LIBOR01M + 4.50%) 11/20/25 •	1,037,557	985,679
Terrier Media Buyer 4.397% (LIBOR01M + 4.25%) 12/17/26 •	1,308,115	1,278,478
Titan Acquisition 3.361% (LIBOR03M + 3.00%) 3/28/25 •	1,439,362	1,368,422
Tosca Services 1st Lien 5.25% (LIBOR01M + 4.25%) 8/18/27 •	1,145,000	1,142,853
Transdigm Tranche F 2.397% (LIBOR01M + 2.25%) 12/9/25 •	1,355,070	1,277,718
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	2,242,000	2,287,775
United Rentals (North America) 1.897% (LIBOR01M + 1.75%) 10/31/25 •	374,171	373,102
USI 4.22% (LIBOR03M + 4.00%) 12/2/26 •	446,625	442,228
USI Tranche B 3.22% (LIBOR03M + 3.00%) 5/16/24 •	897,204	866,363
USS Ultimate Holdings 1st Lien 4.75% (LIBOR03M + 3.75%) 8/26/24 •	197,455	193,836
USS Ultimate Holdings 2nd Lien 7.97% (LIBOR03M + 7.75%) 8/25/25 •	750,000	720,000
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	890,000	695,590
Verscend Holding Tranche B 4.647% (LIBOR01M + 4.50%) 8/27/25 •	1,228,783	1,208,303
6    NQ-215 [10/20] 12/20 (1440445)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Vertical Midco Tranche B 4.567% (LIBOR06M + 4.25%) 7/30/27 •	1,140,000	$1,126,225
Vistra Operations 1.90% (LIBOR01M + 1.75%) 12/31/25 •	1,611,508	1,577,263
Weber-Stephen Products Tranche B 1st Lien TBD 10/20/27 X	1,265,000	1,253,272
White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27 •	1,675,000	1,652,667
Windstream Services 7.25% (LIBOR03M + 6.25%) 8/11/27 •	1,935,150	1,833,555
Total Loan Agreements (cost $106,065,473)		104,004,383
Total Value of Securities—97.63% (cost $112,887,708)		111,292,735
Receivables and Other Assets Net of Liabilities—2.37%		2,697,372
Net Assets Applicable to 14,382,569 Shares Outstanding—100.00%		$113,990,107
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $3,990,344, which represents 3.50% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
ICE – Intercontinental Exchange, Inc.
NQ-215 [10/20] 12/20 (1440445)    7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
Summary of currencies:
USD – US Dollar
8    NQ-215 [10/20] 12/20 (1440445)